ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
Consideration Transferred:

US$ MILLIONS
Cash	$808
Total consideration	$808
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$320
Accounts receivable and other	323
Property, plant and equipment	2,657
Intangible assets	1,673
Goodwill	2,458
Accounts payable and other liabilities	(370)
Lease liabilities	(35)
Non-recourse borrowings	(2,967)
Deferred income tax liabilities	(112)
Net assets acquired before non-controlling interest	3,947
Non-controlling interest(2)	(3,139)
Net assets acquired	$808
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$920
Total consideration	$920
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$110
Accounts receivable and other	446
Property, plant and equipment	8,898
Goodwill	1,979
Accounts payable and other liabilities	(522)
Lease liabilities	(21)
Non-recourse borrowings	(2,686)
Deferred income tax liabilities	(1,979)
Net assets acquired before non-controlling interest	6,225
Non-controlling interest(2)	(5,305)
Net assets acquired	$920
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Consideration Transferred:

US$ MILLIONS
Cash	$45
Pre-existing interest in business	134
Total consideration	$179
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	40
Intangible assets	1,330
Goodwill	54
Accounts payable and other liabilities	(144)
Non-recourse borrowings	(563)
Deferred income tax liabilities	(201)
Net assets acquired before non-controlling interest	583
Non-controlling interest(1)	(404)
Net assets acquired	$179
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$173
Contingent consideration	17
Total consideration	$190
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$18
Accounts receivable and other	75
Property, plant and equipment	226
Intangible assets	69
Goodwill	110
Accounts payable and other liabilities	(47)
Lease liabilities	(65)
Non-recourse borrowings	(77)
Deferred income tax liabilities	(28)
Net assets acquired before non-controlling interest	281
Non-controlling interest(1)	(91)
Net assets acquired	$190
1.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.